Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalent
Schedule of cash and cash equivalents

	As of December 31,		As of January 1,
(in thousands)	2021	2020	2020
Short-term deposits	$76,504	$1,228	$112
Current bank accounts	14,365	14,590	7,226
	$90,869	$15,818	$7,338